CONCENTRATIONS - Concentrations of Credit Risk (Details)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash balances	$ 30,843,641		$ 6,923,495	$ 6,966,586	$ 7,627,438
China
Concentration Risk [Line Items]
Insurance covered for balances at financial institutions and banks	78,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash, cash equivalents and restricted cash balances	30,785,880		6,680,162
Insurance not covered on cash balances	$ 30,410,346		$ 6,593,426